Minimum Future Rentals Receivable on Non-Cancelable Operating Leases (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Schedule of Operating Leases [Line Items]
2016	¥ 184,662
2017	130,304
2018	91,730
2019	54,888
2020	28,322
Thereafter	52,491
Total	¥ 542,397